Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Future minimum rental commitment total		$ 125.1
Future minimum rental commitment year 2014		25.3
Future minimum rental commitment year 2015		21.5
Future minimum rental commitment year 2016		18.6
Future minimum rental commitment year 2017		14.8
Future minimum rental commitment year 2018		11.2
Future minimum rental commitment year thereafter		33.7
Rental expense under operating leases		32.9	32.6	30.5
Purchase obligations		43.3
Purchase obligations to be paid in 2014		42.2
Purchase obligations to be paid in 2015		1.1
Cash deposit to offset amounts payable		0
Percentage of total labor expired under collective bargaining agreement		12.00%
Potential loss range minimum	0	0
Potential loss range maximum	27.7	27.7
Total awarded value for damages to plaintiffs	$ 27.7	$ 27.7
Fiscal Year 2014 [Member]
Commitments And Contingencies [Line Items]
Percentage of total labor expired under collective bargaining agreement		4.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Noncancellable operating leases expire period		2025